Investments - Credit Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset Management
Investments
Financing receivable, gross	$ 13,586	$ 13,586	$ 13,586
Asset Management | Level 1
Investments
Financing receivable, gross	$ 13,586	$ 13,586	$ 13,586
Financing receivable concentration (percent)	100.00%	100.00%	100.00%
Insurance Solutions
Investments
Financing receivable, gross	$ 174,177	$ 171,435	$ 147,515
Insurance Solutions | Level 1
Investments
Financing receivable, gross	$ 22,819	$ 22,731	$ 27,531
Financing receivable concentration (percent)	13.10%	13.30%	18.70%
Insurance Solutions | Level 2
Investments
Financing receivable, gross	$ 85,079	$ 83,448	$ 79,334
Financing receivable concentration (percent)	48.80%	48.60%	53.80%
Insurance Solutions | Level 3
Investments
Financing receivable, gross	$ 7,719	$ 6,997	$ 24,902
Financing receivable concentration (percent)	4.40%	4.10%	16.90%
Insurance Solutions | Level 4
Investments
Financing receivable, gross	$ 0	$ 0	$ 6,305
Financing receivable concentration (percent)	0.00%	0.00%	4.30%
Insurance Solutions | Level 5
Investments
Financing receivable, gross	$ 58,560	$ 58,259	$ 9,443
Financing receivable concentration (percent)	33.60%	34.00%	6.40%
Corporate loans | Asset Management
Investments
Financing receivable, gross	$ 13,586	$ 13,586	$ 13,586
Financing receivable concentration (percent)	100.00%	100.00%	100.00%
Corporate loans | Insurance Solutions
Investments
Financing receivable, gross	$ 17,964	$ 17,820	$ 22,537
Financing receivable concentration (percent)	10.30%	10.40%	15.30%
Commercial real estate mortgage loans | Insurance Solutions
Investments
Financing receivable, gross	$ 57,676	$ 60,429	$ 60,449
Financing receivable concentration (percent)	33.10%	35.20%	41.00%
Multi-family mortgage loans | Insurance Solutions
Investments
Financing receivable, gross	$ 98,537	$ 93,186	$ 64,529
Financing receivable concentration (percent)	56.50%	54.40%	43.70%